John Hancock
Multi-Index Preservation Portfolios
Quarterly portfolio holdings 11/30/2021

Portfolios’ investments
MULTI-INDEX 2065 PRESERVATION PORTFOLIO

As of 11-30-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 70.2%
Equity - 70.2%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	683,830	$10,052,300

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $9,795,022)		$10,052,300
UNAFFILIATED INVESTMENT COMPANIES - 22.2%
Exchange-traded funds - 22.2%
Financial Select Sector SPDR Fund	4,960	188,282
Vanguard FTSE Emerging Markets ETF	4,342	213,583
Vanguard Health Care ETF	763	189,361
Vanguard Information Technology ETF	213	95,358
Vanguard Intermediate-Term Corporate Bond ETF	4,254	397,324
Vanguard Mid-Cap ETF	3,952	972,428
Vanguard Small-Cap ETF	863	189,558
Vanguard Total Bond Market ETF	10,859	927,576

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $3,121,839)		$3,173,470
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.8%
U.S. Government - 7.8%
U.S. Treasury STRIPS, PO, 1.768%, 11/15/2048	$541,400	335,192
U.S. Treasury STRIPS, PO, 1.785%, 08/15/2051	95,000	55,732
U.S. Treasury STRIPS, PO, 1.812%, 05/15/2050	751,000	447,231
U.S. Treasury STRIPS, PO, 1.823%, 05/15/2047	441,700	277,034

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $1,025,760)		$1,115,189
SHORT-TERM INVESTMENTS - 1.7%
Short-term funds - 1.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (C)	234,751	234,751

TOTAL SHORT-TERM INVESTMENTS (Cost $234,751)		$234,751
Total investments (Cost $14,177,372) - 101.9%		$14,575,710
Other assets and liabilities, net - (1.9%)		(266,366)
TOTAL NET ASSETS - 100.0%		$14,309,344
MULTI-INDEX 2060 PRESERVATION PORTFOLIO

As of 11-30-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 69.7%
Equity - 69.7%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	9,386,816	$137,986,190

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $110,651,902)		$137,986,190
UNAFFILIATED INVESTMENT COMPANIES - 22.2%
Exchange-traded funds - 22.2%
Financial Select Sector SPDR Fund	67,916	2,578,091
Vanguard FTSE Emerging Markets ETF (D)	59,348	2,919,328
MULTI-INDEX 2060 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value
Exchange-traded funds - (continued)
Vanguard Health Care ETF	10,619	$2,635,423
Vanguard Information Technology ETF	2,985	1,336,355
Vanguard Intermediate-Term Corporate Bond ETF	59,711	5,577,007
Vanguard Mid-Cap ETF	54,536	13,419,129
Vanguard Small-Cap ETF	11,809	2,593,847
Vanguard Total Bond Market ETF	152,397	13,017,752

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $38,675,992)		$44,076,932
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.5%
U.S. Government - 8.5%
U.S. Treasury STRIPS, PO, 1.768%, 11/15/2048	$8,156,100	5,049,615
U.S. Treasury STRIPS, PO, 1.785%, 08/15/2051	1,444,000	847,132
U.S. Treasury STRIPS, PO, 1.812%, 05/15/2050	11,300,300	6,729,489
U.S. Treasury STRIPS, PO, 1.823%, 05/15/2047	6,652,600	4,172,507

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $15,743,500)		$16,798,743
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (C)	79,865	79,865

TOTAL SHORT-TERM INVESTMENTS (Cost $79,865)		$79,865
Total investments (Cost $165,151,259) - 100.4%		$198,941,730
Other assets and liabilities, net - (0.4%)		(843,669)
TOTAL NET ASSETS - 100.0%		$198,098,061
MULTI-INDEX 2055 PRESERVATION PORTFOLIO

As of 11-30-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 69.6%
Equity - 69.6%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	17,137,389	$251,919,620

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $201,080,110)		$251,919,620
UNAFFILIATED INVESTMENT COMPANIES - 22.1%
Exchange-traded funds - 22.1%
Financial Select Sector SPDR Fund	123,100	4,672,876
Vanguard FTSE Emerging Markets ETF (D)	107,572	5,291,467
Vanguard Health Care ETF (D)	19,260	4,779,947
Vanguard Information Technology ETF	5,402	2,418,421
Vanguard Intermediate-Term Corporate Bond ETF	107,724	10,061,422
Vanguard Mid-Cap ETF	99,129	24,391,679
Vanguard Small-Cap ETF	21,404	4,701,389
Vanguard Total Bond Market ETF	274,940	23,485,375

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $67,750,819)		$79,802,576
2	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTI-INDEX 2055 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.5%
U.S. Government - 8.5%
U.S. Treasury STRIPS, PO, 1.768%, 11/15/2048	$14,969,800	$9,268,121
U.S. Treasury STRIPS, PO, 1.785%, 08/15/2051	2,652,000	1,555,813
U.S. Treasury STRIPS, PO, 1.812%, 05/15/2050	20,739,700	12,350,785
U.S. Treasury STRIPS, PO, 1.823%, 05/15/2047	12,209,600	7,657,855

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $28,847,803)		$30,832,574
SHORT-TERM INVESTMENTS - 1.4%
Short-term funds - 1.4%
John Hancock Collateral Trust, 0.0000% (C)(E)	491,635	4,918,857
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (C)	165,424	165,424

TOTAL SHORT-TERM INVESTMENTS (Cost $5,084,507)		$5,084,281
Total investments (Cost $302,763,239) - 101.6%		$367,639,051
Other assets and liabilities, net - (1.6%)		(5,801,860)
TOTAL NET ASSETS - 100.0%		$361,837,191
MULTI-INDEX 2050 PRESERVATION PORTFOLIO

As of 11-30-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 69.2%
Equity - 69.2%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	31,323,152	$460,450,329

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $337,038,041)		$460,450,329
UNAFFILIATED INVESTMENT COMPANIES - 22.3%
Exchange-traded funds - 22.3%
Financial Select Sector SPDR Fund	226,078	8,581,921
iShares Global Infrastructure ETF	3,623	164,303
Vanguard Emerging Markets Government Bond ETF	78,274	5,990,309
Vanguard Energy ETF	6,385	488,772
Vanguard FTSE Emerging Markets ETF	198,464	9,762,444
Vanguard Global ex-U.S. Real Estate ETF	2,964	163,583
Vanguard Health Care ETF	35,107	8,712,855
Vanguard Information Technology ETF	9,819	4,395,868
Vanguard Intermediate-Term Corporate Bond ETF	173,508	16,205,647
Vanguard Materials ETF	1,765	325,325
Vanguard Mid-Cap ETF	178,835	44,004,140
Vanguard Real Estate ETF	4,637	494,953
Vanguard Small-Cap ETF	38,478	8,451,693
Vanguard Total Bond Market ETF	442,840	37,827,393
Xtrackers USD High Yield Corporate Bond ETF	66,699	2,613,267

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $124,501,792)		$148,182,473
MULTI-INDEX 2050 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.4%
U.S. Government - 8.4%
U.S. Treasury STRIPS, PO, 1.768%, 11/15/2048	$27,271,800	$16,884,551
U.S. Treasury STRIPS, PO, 1.785%, 08/15/2051	4,827,000	2,831,790
U.S. Treasury STRIPS, PO, 1.812%, 05/15/2050	37,781,300	22,499,299
U.S. Treasury STRIPS, PO, 1.823%, 05/15/2047	22,242,600	13,950,548

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $52,454,718)		$56,166,188
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (C)	775,651	775,651

TOTAL SHORT-TERM INVESTMENTS (Cost $775,651)		$775,651
Total investments (Cost $514,770,202) - 100.0%		$665,574,641
Other assets and liabilities, net - (0.0%)		(200,609)
TOTAL NET ASSETS - 100.0%		$665,374,032
MULTI-INDEX 2045 PRESERVATION PORTFOLIO

As of 11-30-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 66.3%
Equity - 66.3%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	35,688,830	$524,625,796

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $369,593,800)		$524,625,796
UNAFFILIATED INVESTMENT COMPANIES - 25.0%
Exchange-traded funds - 25.0%
Financial Select Sector SPDR Fund	270,285	10,260,019
iShares Global Infrastructure ETF	9,264	420,122
iShares MSCI Global Min Vol Factor ETF	28,391	2,943,579
Vanguard Dividend Appreciation ETF	18,142	2,938,823
Vanguard Emerging Markets Government Bond ETF (D)	203,564	15,578,753
Vanguard Energy ETF	16,603	1,270,960
Vanguard FTSE Emerging Markets ETF (D)	177,779	8,744,949
Vanguard Global ex-U.S. Real Estate ETF	7,548	416,574
Vanguard Health Care ETF	41,495	10,298,229
Vanguard Information Technology ETF	11,751	5,260,805
Vanguard Intermediate-Term Corporate Bond ETF	238,758	22,299,997
Vanguard Materials ETF	4,502	829,809
Vanguard Mid-Cap ETF	180,398	44,388,732
Vanguard Real Estate ETF	11,986	1,279,386
Vanguard Small-Cap ETF	33,849	7,434,933
Vanguard Total Bond Market ETF	609,213	52,038,972
Xtrackers USD High Yield Corporate Bond ETF (D)	294,970	11,556,925

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $159,292,373)		$197,961,567
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	3

MULTI-INDEX 2045 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.4%
U.S. Government - 8.4%
U.S. Treasury STRIPS, PO, 1.768%, 11/15/2048	$32,468,600	$20,102,001
U.S. Treasury STRIPS, PO, 1.785%, 08/15/2051	5,749,000	3,372,687
U.S. Treasury STRIPS, PO, 1.812%, 05/15/2050	44,981,500	26,787,120
U.S. Treasury STRIPS, PO, 1.823%, 05/15/2047	26,481,300	16,609,058

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $62,133,866)		$66,870,866
SHORT-TERM INVESTMENTS - 1.8%
Short-term funds - 1.8%
John Hancock Collateral Trust, 0.0000% (C)(E)	1,289,576	12,902,335
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (C)	1,580,111	1,580,111

TOTAL SHORT-TERM INVESTMENTS (Cost $14,482,703)		$14,482,446
Total investments (Cost $605,502,742) - 101.5%		$803,940,675
Other assets and liabilities, net - (1.5%)		(12,186,424)
TOTAL NET ASSETS - 100.0%		$791,754,251
MULTI-INDEX 2040 PRESERVATION PORTFOLIO

As of 11-30-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 62.9%
Equity - 62.9%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	40,751,595	$599,048,445

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $414,715,357)		$599,048,445
UNAFFILIATED INVESTMENT COMPANIES - 28.1%
Exchange-traded funds - 28.1%
Financial Select Sector SPDR Fund	294,792	11,190,304
iShares Global Infrastructure ETF	16,768	760,429
iShares MSCI Global Min Vol Factor ETF	51,444	5,333,714
Vanguard Dividend Appreciation ETF	32,710	5,298,693
Vanguard Emerging Markets Government Bond ETF	339,482	25,980,557
Vanguard Energy ETF	29,628	2,268,023
Vanguard Global ex-U.S. Real Estate ETF	13,718	757,096
Vanguard Health Care ETF	45,231	11,225,430
Vanguard Information Technology ETF	12,709	5,689,692
Vanguard Intermediate-Term Corporate Bond ETF	410,328	38,324,635
Vanguard Materials ETF	8,136	1,499,628
Vanguard Mid-Cap ETF	189,061	46,520,350
Vanguard Real Estate ETF	21,390	2,283,169
Vanguard Total Bond Market ETF	1,047,267	89,457,547
Xtrackers USD High Yield Corporate Bond ETF (D)	538,142	21,084,404

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $228,566,017)		$267,673,671
MULTI-INDEX 2040 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.7%
U.S. Government - 8.7%
U.S. Treasury STRIPS, PO, 1.768%, 11/15/2048	$40,124,900	$24,842,179
U.S. Treasury STRIPS, PO, 1.785%, 08/15/2051	7,098,000	4,164,087
U.S. Treasury STRIPS, PO, 1.812%, 05/15/2050	55,589,400	33,104,273
U.S. Treasury STRIPS, PO, 1.823%, 05/15/2047	32,724,600	20,524,853

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $76,799,813)		$82,635,392
SHORT-TERM INVESTMENTS - 2.3%
Short-term funds - 2.3%
John Hancock Collateral Trust, 0.0000% (C)(E)	2,077,050	20,781,091
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (C)	1,547,653	1,547,653

TOTAL SHORT-TERM INVESTMENTS (Cost $22,328,361)		$22,328,744
Total investments (Cost $742,409,548) - 102.0%		$971,686,252
Other assets and liabilities, net - (2.0%)		(19,040,543)
TOTAL NET ASSETS - 100.0%		$952,645,709
MULTI-INDEX 2035 PRESERVATION PORTFOLIO

As of 11-30-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 54.2%
Equity - 54.2%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	43,062,488	$633,018,579

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $427,238,969)		$633,018,579
UNAFFILIATED INVESTMENT COMPANIES - 36.6%
Exchange-traded funds - 36.6%
Financial Select Sector SPDR Fund	326,386	12,389,613
iShares Global Infrastructure ETF (D)	26,637	1,207,988
iShares MSCI Global Min Vol Factor ETF	84,582	8,769,462
Vanguard Dividend Appreciation ETF	53,780	8,711,822
Vanguard Emerging Markets Government Bond ETF	524,499	40,139,908
Vanguard Energy ETF	47,065	3,602,826
Vanguard Global ex-U.S. Real Estate ETF	22,028	1,215,725
Vanguard Health Care ETF	50,892	12,630,377
Vanguard Information Technology ETF	14,265	6,386,298
Vanguard Intermediate-Term Corporate Bond ETF	826,927	77,234,982
Vanguard Materials ETF	13,215	2,435,789
Vanguard Mid-Cap ETF	140,972	34,687,570
Vanguard Real Estate ETF	34,761	3,710,389
Vanguard Total Bond Market ETF	2,111,514	180,365,526
Xtrackers USD High Yield Corporate Bond ETF (D)	873,594	34,227,413

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $382,091,861)		$427,715,688
4	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTI-INDEX 2035 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.9%
U.S. Government - 8.9%
U.S. Treasury STRIPS, PO, 1.768%, 11/15/2048	$50,316,800	$31,152,201
U.S. Treasury STRIPS, PO, 1.785%, 08/15/2051	8,900,000	5,221,241
U.S. Treasury STRIPS, PO, 1.812%, 05/15/2050	69,707,000	41,511,504
U.S. Treasury STRIPS, PO, 1.823%, 05/15/2047	41,035,800	25,737,633

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $96,467,940)		$103,622,579
SHORT-TERM INVESTMENTS - 2.4%
Short-term funds - 2.4%
John Hancock Collateral Trust, 0.0000% (C)(E)	2,622,010	26,233,468
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (C)	2,442,011	2,442,011

TOTAL SHORT-TERM INVESTMENTS (Cost $28,677,337)		$28,675,479
Total investments (Cost $934,476,107) - 102.1%		$1,193,032,325
Other assets and liabilities, net - (2.1%)		(24,408,157)
TOTAL NET ASSETS - 100.0%		$1,168,624,168
MULTI-INDEX 2030 PRESERVATION PORTFOLIO

As of 11-30-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 38.1%
Equity - 38.1%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	31,922,812	$469,265,342

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $312,311,985)		$469,265,342
UNAFFILIATED INVESTMENT COMPANIES - 51.6%
Exchange-traded funds - 51.6%
Financial Select Sector SPDR Fund	313,904	11,915,796
Invesco Senior Loan ETF	777,270	16,944,486
iShares Global Infrastructure ETF (D)	35,764	1,621,897
iShares MSCI Global Min Vol Factor ETF	111,113	11,520,196
SPDR Portfolio Short Term Corporate Bond ETF	585,555	18,163,916
Vanguard Dividend Appreciation ETF	70,609	11,437,952
Vanguard Emerging Markets Government Bond ETF	672,865	51,494,358
Vanguard Energy ETF	62,709	4,800,374
Vanguard Global ex-U.S. Real Estate ETF	29,430	1,624,242
Vanguard Health Care ETF (D)	48,610	12,064,030
Vanguard Information Technology ETF	13,687	6,127,533
Vanguard Intermediate-Term Corporate Bond ETF	1,230,231	114,903,575
Vanguard Materials ETF (D)	17,350	3,197,952
Vanguard Mid-Cap ETF	63,824	15,704,533
Vanguard Real Estate ETF	45,717	4,879,833
Vanguard S&P 500 ETF	36,408	15,257,136
Vanguard Short-Term Corporate Bond ETF	222,549	18,148,871
Vanguard Total Bond Market ETF	3,149,782	269,054,378
MULTI-INDEX 2030 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value
Exchange-traded funds - (continued)
Xtrackers USD High Yield Corporate Bond ETF (D)	1,154,676	$45,240,206

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $579,887,452)		$634,101,264
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.9%
U.S. Government - 9.9%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	$3,632,990	3,784,411
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	9,838,875	10,557,766
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	11,877,446	12,777,302
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	2,762,718	2,995,553
U.S. Treasury STRIPS, PO, 1.768%, 11/15/2048	44,849,100	27,767,031
U.S. Treasury STRIPS, PO, 1.785%, 08/15/2051	7,928,000	4,651,011
U.S. Treasury STRIPS, PO, 1.812%, 05/15/2050	62,131,000	36,999,892
U.S. Treasury STRIPS, PO, 1.823%, 05/15/2047	36,575,600	22,940,198

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $115,625,350)		$122,473,164
SHORT-TERM INVESTMENTS - 4.7%
Short-term funds - 4.7%
John Hancock Collateral Trust, 0.0000% (C)(E)	5,339,238	53,419,608
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (C)	3,894,132	3,894,132

TOTAL SHORT-TERM INVESTMENTS (Cost $57,314,797)		$57,313,740
Total investments (Cost $1,065,139,584) - 104.3%		$1,283,153,510
Other assets and liabilities, net - (4.3%)		(53,116,545)
TOTAL NET ASSETS - 100.0%		$1,230,036,965
MULTI-INDEX 2025 PRESERVATION PORTFOLIO

As of 11-30-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 21.3%
Equity - 21.3%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	14,408,786	$211,809,151

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $138,071,832)		$211,809,151
UNAFFILIATED INVESTMENT COMPANIES - 66.0%
Exchange-traded funds - 66.0%
Invesco Senior Loan ETF	1,733,029	37,780,032
iShares Global Infrastructure ETF (D)	34,130	1,547,796
iShares MSCI Global Min Vol Factor ETF	107,564	11,152,236
SPDR Portfolio Short Term Corporate Bond ETF	1,763,698	54,709,912
Vanguard Dividend Appreciation ETF (D)	68,391	11,078,658
Vanguard Emerging Markets Government Bond ETF (D)	644,080	49,291,442
Vanguard Energy ETF (D)	59,537	4,557,557
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	5

MULTI-INDEX 2025 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value
Exchange-traded funds - (continued)
Vanguard Global ex-U.S. Real Estate ETF	28,292	$1,561,435
Vanguard Intermediate-Term Corporate Bond ETF	1,194,990	111,612,066
Vanguard Materials ETF (D)	16,635	3,066,163
Vanguard Real Estate ETF	43,687	4,663,150
Vanguard S&P 500 ETF	18,324	7,678,855
Vanguard Short-Term Corporate Bond ETF	671,442	54,756,095
Vanguard Total Bond Market ETF	3,049,930	260,525,021
Xtrackers USD High Yield Corporate Bond ETF	1,137,267	44,558,121

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $622,483,528)		$658,538,539
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 12.4%
U.S. Government - 12.4%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	$10,896,473	11,350,635
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	29,506,921	31,662,885
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	35,618,535	38,317,059
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	8,282,821	8,980,875
U.S. Treasury STRIPS, PO, 1.768%, 11/15/2048	16,065,200	9,946,307
U.S. Treasury STRIPS, PO, 1.785%, 08/15/2051	2,837,000	1,664,344
U.S. Treasury STRIPS, PO, 1.812%, 05/15/2050	22,258,000	13,254,954
U.S. Treasury STRIPS, PO, 1.823%, 05/15/2047	13,136,800	8,239,394

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $118,801,907)		$123,416,453
SHORT-TERM INVESTMENTS - 1.0%
Short-term funds - 1.0%
John Hancock Collateral Trust, 0.0000% (C)(E)	777,454	7,778,508
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (C)	2,695,754	2,695,754

TOTAL SHORT-TERM INVESTMENTS (Cost $10,474,332)		$10,474,262
Total investments (Cost $889,831,599) - 100.7%		$1,004,238,405
Other assets and liabilities, net - (0.7%)		(6,881,369)
TOTAL NET ASSETS - 100.0%		$997,357,036
MULTI-INDEX INCOME PRESERVATION PORTFOLIO

As of 11-30-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 6.3%
Equity - 6.3%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	2,697,239	$39,649,412

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $25,241,225)		$39,649,412
UNAFFILIATED INVESTMENT COMPANIES - 79.9%
Exchange-traded funds - 79.9%
Invesco Senior Loan ETF (D)	1,577,951	34,399,332
MULTI-INDEX INCOME PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value
Exchange-traded funds - (continued)
iShares Global Infrastructure ETF	24,086	$1,092,300
iShares MSCI Global Min Vol Factor ETF	75,991	7,878,747
SPDR Portfolio Short Term Corporate Bond ETF	1,683,346	52,217,393
Vanguard Dividend Appreciation ETF	48,291	7,822,659
Vanguard Emerging Markets Government Bond ETF	451,587	34,559,953
Vanguard Energy ETF	41,923	3,209,206
Vanguard Global ex-U.S. Real Estate ETF	19,922	1,099,495
Vanguard Intermediate-Term Corporate Bond ETF	836,091	78,090,899
Vanguard Materials ETF (D)	11,705	2,157,466
Vanguard Real Estate ETF	30,765	3,283,856
Vanguard S&P 500 ETF	31,396	13,156,808
Vanguard Short-Term Corporate Bond ETF	641,257	52,294,508
Vanguard Total Bond Market ETF	2,133,928	182,280,130
Xtrackers USD High Yield Corporate Bond ETF (D)	802,297	31,433,996

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $475,828,396)		$504,976,748
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 13.7%
U.S. Government - 13.7%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	$10,405,587	10,839,288
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	28,178,383	30,237,276
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	34,015,096	36,592,138
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	7,910,484	8,577,159

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $83,877,140)		$86,245,861
SHORT-TERM INVESTMENTS - 8.8%
Short-term funds - 8.8%
John Hancock Collateral Trust, 0.0000% (C)(E)	5,461,444	54,642,292
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (C)	930,127	930,127

TOTAL SHORT-TERM INVESTMENTS (Cost $55,575,194)		$55,572,419
Total investments (Cost $640,521,955) - 108.7%		$686,444,440
Other assets and liabilities, net - (8.7%)		(54,752,511)
TOTAL NET ASSETS - 100.0%		$631,691,929
Percentages are based upon net assets.
Security Abbreviations and Legend
JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 11-30-21.
6	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTI-INDEX INCOME PRESERVATION PORTFOLIO (continued)

(D)	All or a portion of this security is on loan as of 11-30-21.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	7

Notes to Portfolios’ investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios’ Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and other open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. ETFs held by the portfolios are valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios’ Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of November 30, 2021, by major security category or type:
	Total value at 11-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multi-Index 2065 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$10,052,300	$10,052,300	—	—
Unaffiliated investment companies	3,173,470	3,173,470	—	—
U.S. Government and Agency obligations	1,115,189	—	$1,115,189	—
Short-term investments	234,751	234,751	—	—
Total investments in securities	$14,575,710	$13,460,521	$1,115,189	—

Multi-Index 2060 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$137,986,190	$137,986,190	—	—
Unaffiliated investment companies	44,076,932	44,076,932	—	—
U.S. Government and Agency obligations	16,798,743	—	$16,798,743	—
Short-term investments	79,865	79,865	—	—
Total investments in securities	$198,941,730	$182,142,987	$16,798,743	—

Multi-Index 2055 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$251,919,620	$251,919,620	—	—
Unaffiliated investment companies	79,802,576	79,802,576	—	—
U.S. Government and Agency obligations	30,832,574	—	$30,832,574	—
8	|

	Total value at 11-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multi-Index 2055 Preservation Portfolio (continued)
Short-term investments	$5,084,281	$5,084,281	—	—
Total investments in securities	$367,639,051	$336,806,477	$30,832,574	—

Multi-Index 2050 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$460,450,329	$460,450,329	—	—
Unaffiliated investment companies	148,182,473	148,182,473	—	—
U.S. Government and Agency obligations	56,166,188	—	$56,166,188	—
Short-term investments	775,651	775,651	—	—
Total investments in securities	$665,574,641	$609,408,453	$56,166,188	—

Multi-Index 2045 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$524,625,796	$524,625,796	—	—
Unaffiliated investment companies	197,961,567	197,961,567	—	—
U.S. Government and Agency obligations	66,870,866	—	$66,870,866	—
Short-term investments	14,482,446	14,482,446	—	—
Total investments in securities	$803,940,675	$737,069,809	$66,870,866	—

Multi-Index 2040 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$599,048,445	$599,048,445	—	—
Unaffiliated investment companies	267,673,671	267,673,671	—	—
U.S. Government and Agency obligations	82,635,392	—	$82,635,392	—
Short-term investments	22,328,744	22,328,744	—	—
Total investments in securities	$971,686,252	$889,050,860	$82,635,392	—

Multi-Index 2035 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$633,018,579	$633,018,579	—	—
Unaffiliated investment companies	427,715,688	427,715,688	—	—
U.S. Government and Agency obligations	103,622,579	—	$103,622,579	—
Short-term investments	28,675,479	28,675,479	—	—
Total investments in securities	$1,193,032,325	$1,089,409,746	$103,622,579	—

Multi-Index 2030 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$469,265,342	$469,265,342	—	—
Unaffiliated investment companies	634,101,264	634,101,264	—	—
U.S. Government and Agency obligations	122,473,164	—	$122,473,164	—
Short-term investments	57,313,740	57,313,740	—	—
Total investments in securities	$1,283,153,510	$1,160,680,346	$122,473,164	—

Multi-Index 2025 Preservation Portfolio
Investments in securities:
Assets
|	9

	Total value at 11-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multi-Index 2025 Preservation Portfolio (continued)
Affiliated investment companies	$211,809,151	$211,809,151	—	—
Unaffiliated investment companies	658,538,539	658,538,539	—	—
U.S. Government and Agency obligations	123,416,453	—	$123,416,453	—
Short-term investments	10,474,262	10,474,262	—	—
Total investments in securities	$1,004,238,405	$880,821,952	$123,416,453	—

Multi-Index Income Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$39,649,412	$39,649,412	—	—
Unaffiliated investment companies	504,976,748	504,976,748	—	—
U.S. Government and Agency obligations	86,245,861	—	$86,245,861	—
Short-term investments	55,572,419	55,572,419	—	—
Total investments in securities	$686,444,440	$600,198,579	$86,245,861	—
Investment in affiliated underlying funds. The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each underlying funds’ net assets.
Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multi-Index 2065 Preservation Portfolio
Strategic Equity Allocation	683,830	$6,675,039	$3,850,469	$(269,986)	$27,620	$(230,842)	—	—	$10,052,300
Multi-Index 2060 Preservation Portfolio
John Hancock Collateral Trust	—	—	$18,112,499	$(18,112,374)	$(125)	—	$1,214	—	—
Strategic Equity Allocation	9,386,816	$143,131,912	3,107,044	(5,662,068)	607,576	$(3,198,274)	—	—	$137,986,190
					$607,451	$(3,198,274)	$1,214	—	$137,986,190
Multi-Index 2055 Preservation Portfolio
John Hancock Collateral Trust	491,635	$168,217	$42,883,885	$(38,132,648)	$(327)	$(270)	$2,659	—	$4,918,857
Strategic Equity Allocation	17,137,389	265,329,191	1,438,653	(10,088,103)	1,174,327	(5,934,448)	—	—	251,919,620
					$1,174,000	$(5,934,718)	$2,659	—	$256,838,477
Multi-Index 2050 Preservation Portfolio
John Hancock Collateral Trust	—	$1,724,202	$66,647,950	$(68,371,235)	$(479)	$(438)	$5,708	—	—
Strategic Equity Allocation	31,323,152	478,615,489	1,503,055	(11,086,244)	1,788,971	(10,370,942)	—	—	$460,450,329
					$1,788,492	$(10,371,380)	$5,708	—	$460,450,329
10	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multi-Index 2045 Preservation Portfolio
John Hancock Collateral Trust	1,289,576	—	$26,858,538	$(13,955,775)	$(171)	$(257)	$2,305	—	$12,902,335
Strategic Equity Allocation	35,688,830	$553,670,171	127,370	(19,382,003)	3,290,976	(13,080,718)	—	—	524,625,796
					$3,290,805	$(13,080,975)	$2,305	—	$537,528,131
Multi-Index 2040 Preservation Portfolio
John Hancock Collateral Trust	2,077,050	$11,816,520	$11,807,359	$(2,840,260)	$13	$(2,541)	$12,943	—	$20,781,091
Strategic Equity Allocation	40,751,595	635,292,981	1,454,618	(26,633,342)	5,148,552	(16,214,364)	—	—	599,048,445
					$5,148,565	$(16,216,905)	$12,943	—	$619,829,536
Multi-Index 2035 Preservation Portfolio
John Hancock Collateral Trust	2,622,010	—	$38,482,100	$(12,245,800)	$(974)	$(1,858)	$17,558	—	$26,233,468
Strategic Equity Allocation	43,062,488	$665,291,518	2,146,399	(22,859,398)	6,035,415	(17,595,355)	—	—	633,018,579
					$6,034,441	$(17,597,213)	$17,558	—	$659,252,047
Multi-Index 2030 Preservation Portfolio
John Hancock Collateral Trust	5,339,238	$30,313,982	$88,900,848	$(65,786,542)	$(2,458)	$(6,222)	$43,389	—	$53,419,608
Strategic Equity Allocation	31,922,812	503,784,688	3,483,468	(29,628,028)	9,227,129	(17,601,915)	—	—	469,265,342
					$9,224,671	$(17,608,137)	$43,389	—	$522,684,950
Multi-Index 2025 Preservation Portfolio
John Hancock Collateral Trust	777,454	$4,076,342	$84,250,023	$(80,547,173)	$(423)	$(261)	$8,782	—	$7,778,508
Strategic Equity Allocation	14,408,786	229,575,337	1,941,224	(15,973,255)	4,762,951	(8,497,106)	—	—	211,809,151
					$4,762,528	$(8,497,367)	$8,782	—	$219,587,659
Multi-Index Income Preservation Portfolio
John Hancock Collateral Trust	5,461,444	$45,197,871	$62,071,859	$(52,619,323)	$(1,242)	$(6,873)	$35,140	—	$54,642,292
Strategic Equity Allocation	2,697,239	43,251,927	1,249,110	(4,138,165)	1,020,881	(1,734,341)	—	—	39,649,412
					$1,019,639	$(1,741,214)	$35,140	—	$94,291,704
For additional information on the portfolios’ significant accounting policies and risks, please refer to the portfolios’ most recent semiannual or annual shareholder report and prospectus.
|	11